Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets Held For Sale
Balance at the beginning of the fiscal year	R$ 1,146,390	R$ 1,097,212	R$ 909,546
Loan enforcements - repossession of assets	1,025,296	716,846	591,126
Capital Increase in Entities Held for Sale			44,079
Disposals	(663,570)	(667,668)	(447,539)
Balance at the end of the fiscal year, gross	1,508,116	1,146,390	1,097,212
Provision for impairment losses (1)	R$ (94,901)	R$ (104,117)	R$ (183,140)
Provision as a percentage of enforced assets	6.29%	9.08%	16.69%
Balance at the end of the fiscal year	R$ 1,413,215	R$ 1,042,273	R$ 914,072